ACCRUED LIABILITIES AND OTHER PAYABLE	6 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLE

NOTE – 8 ACCRUED LIABILITIES AND OTHER PAYABLE

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	HKD	HKD	USD
	(Audited)
Accrued audit fee	$646,000	$568,000	$72,821
Accrued professional service fees	208,121	126,750	16,250
Other accrued expenses	189,941	191,215	24,516

Total:	$1,044,062	$885,965	$113,587

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 AND 2025